Events after the reporting period	12 Months Ended
Dec. 31, 2020
Disclosure of Subsequent Event [Line Items]
Events after the reporting period

35.         Events after the reporting period

Since March 2021, Buenaventura has been assessing different possibilities, such as the issuance of bonds or the disposition of certain assets (including its participation in associates and subsidiaries), in order to satisfy its financial obligations and expansion requirements. As of the date of this report, the Company’s board of directors has not approved any such transactions or asset dispositions, and therefore there is no effect on any of Buenaventura’s financial reporting as of and for the period ended December 31, 2020.

In accordance with International Financial Reporting Standards - IFRS, the accompanying financial statements were prepared based on the conditions existing as of December 31, 2020 and considering those events that occurred after that date that provided evidence of conditions that existed at the end of the reporting period. Given that the social immobilization measures were decreed after December 31, 2020, their impact is considered an event that is indicative of conditions that arose after the reporting period and, consequently, no adjustments have been made to the financial statements as of December 31, 2020.

Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of Subsequent Event [Line Items]
Events after the reporting period

26.   Subsequent Events

Since December 31, 2020, and through the date these financial statements were issued, no material events have occurred that may affect the interpretation of these financial statements.

Minera Yanacocha SRL and subsidiary [Member]
Disclosure of Subsequent Event [Line Items]
Events after the reporting period

29.   Subsequent Event

The Company continues to monitor the evolution of the pandemic situation and the guidance of national and international authorities, as events beyond the control of Management may arise that require adjustment of the business plan. A new outbreak or further spread of COVID-19 and the consequent steps taken to limit the spread of the disease could affect the Company's ability to conduct business in the usual way and therefore affect the financial condition and operating result of the Company.